Common Stock and Stock Purchase Warrants	12 Months Ended
Apr. 30, 2015
Common Stock and Stock Purchase Warrant [Abstract]
Common Stock and Stock Purchase Warrant [Text Block]

Note 7. Common Stock and Stock Purchase Warrants

On January 28, 2013, the Company entered into a Securities Purchase Agreement with several accredited investors for the sale of an aggregate 1,550,000 shares of the Company’s Common Stock at a purchase price of $6.00 per share, for aggregate proceeds of $9.3 million (net proceeds of $9.1 million due to issuance costs), $0.5 million of which was sold to officers and directors of the Company. This private placement transaction closed on January 28, 2013 (the “January 2013 Private Placement”). As part of this transaction, the Company also issued warrants to purchase an aggregate 155,000 shares of Common Stock at an exercise price of $7.92 per share. These warrants expire five years after the closing date. The Company also entered into an Amended and Restated Registration Rights Agreement on January 28, 2013 that provided certain registration rights with respect to the shares of Common Stock issued and the shares of Common Stock issuable upon exercise of the warrants. Furthermore, certain investors will have the right to require the Company to redeem the purchased common shares held by all of the investors (the “January 2013 Private Placement Put Option”) for cash of $6.00 per share upon a change of control or sale or exclusive license of substantially all of the Company’s assets. The January 2013 Private Placement Put Option will terminate upon the achievement of certain financial milestones by the Company, the sale of 25% of the common shares purchased by an investor, with respect only to the shares owned by such investor, or in certain other circumstances as outlined in the Securities Purchase Agreement for the January 2013 Private Placement. The January 2013 Private Placement investors also have certain participation rights with respect to future financings of the Company. The terms of the January 2013 Private Placement resulted in the issuance of an additional 88,722 common shares to the investors of the April 2011 Private Placement under the anti-dilution protections granted such investors, which are discussed below.
On March 24, 2011, the Company entered into a Securities Purchase Agreement with several accredited investors for the sale of an aggregate 1,044,444 shares of the Company’s Common Stock at a purchase price of $9.00 per share, for aggregate proceeds of $9.4 million, $0.5 million of which was sold to officers and directors of the Company. This private placement transaction closed April 4, 2011 (the “April 2011 Private Placement”). As part of this transaction, the Company also issued warrants to purchase an aggregate 105,556 shares of Common Stock at an exercise price of $10.80 per share. These warrants expire five years after the closing date. The Securities Purchase Agreement governing the April 2011 Private Placement contains certain anti-dilution protections for the investors. The Amended and Restated Registration Rights Agreement referenced above provides certain registration rights with respect to the shares of Common Stock issued and the shares of Common Stock issuable upon exercise of the warrants. Furthermore, certain investors have the right to require the Company to redeem the purchased common shares held by all of the investors (the “April 2011 Private Placement Put Option”) for cash for $9.00 per share upon a change of control or sale or exclusive license of substantially all of the Company’s assets. The April 2011 Private Placement Put Option will terminate upon the achievement of certain financial milestones by the Company, the sale of 25% of the common shares purchased by an investor, with respect only to the shares owned by such investor, or in certain other circumstances as outlined in the Securities Purchase Agreement for the April 2011 Private Placement.
Due to the April 2011 Private Placement Put Option and the January 2013 Private Placement Put Option described above, the Company has accounted for the Common Stock for the April 2011 Private Placement and January 2013 Private Placement as temporary equity, which is reflected under the caption “redeemable common stock” on the accompanying consolidated balance sheets for 2013. The total amount allocated to the redeemable common stock was $8.8 million for the January 2013 Private Placement and $8.2 million for the April 2011 Private Placement. For the January 2013 Private Placement, this allocation is equal to the total proceeds of $9.3 million less the amount allocated to the warrants of $0.4 million and is also net of the direct and incremental costs associated with the January 2013 Private Placement of $0.2 million. For the April 2011 Private Placement, this allocation is equal to the total proceeds of $9.4 million, less the amount allocated to the warrants of $0.9 million and is also net of direct and incremental costs associated with the April 2011 Private Placement of $0.3 million.
On January 29, 2014, the Company executed amendments to existing securities purchase agreements entered into during 2011 and 2013 (collectively the “2011 Securities Purchase Agreement” and the “2013 Securities Purchase Agreement”) with certain of the parties thereto, in each case revising the definition of “Change of Control” as it appears on the Securities Purchase Agreements, to eliminate rights to redeem shares of common stock purchased under these arrangements. Such common stock which was classified in the mezzanine section as redeemable common stock as a result of these provisions was re-classified as equity.
On January 29, 2014, the Company also entered into an agreement with Joel Ackerman, its Chief Executive Officer and a Director, and Ronnie Morris, its President and a Director, both of whom bought securities from the Company pursuant to the Securities Purchase Agreements, that, if the Company’s Board of Directors votes on a transaction, event or approval that would constitute a Put Option Trigger Event (as defined in each of the Securities Purchase Agreements), each of Ackerman and Morris shall either (a) recuse themselves from voting as a member of the Board of Directors on such transaction, event or approval or (b) be entitled to vote but forego exercising or receiving the benefit of their Put Right (as defined in each of the Securities Purchase Agreements).
Prior to the January 29, 2014 amendments the Put Option Trigger Event (as defined in each of the Securities Purchase Agreements) was outside of the Company’s control. Subsequent to the January 29, 2014 amendments the Put Option Trigger Event is within the Company’s control. This change resulted in the common stock related to the April 2011 Private Placement and the 2013 Private Placement to be reclassified from outside of permanent equity (reflected under the caption “redeemable common stock”) to inside permanent equity (reflected in the captions “common stock” and “additional paid-in capital”) for 2014.
The warrants issued in connection with both the April 2011 Private Placement and January 2013 Private Placement contained certain exercise price reset provisions. Under these provisions, the exercise price of the warrants may be adjusted downward should the Company have future sales of its Common Stock for no consideration or for a consideration per share less than the Per Share Price (as such term is defined in the April 2011 Private Placement and January 2013 Private Placement). These exercise price reset provisions resulted in a downward adjustment to the exercise price of the warrants issued in the April 2011 Private Placement from $10.80 to $6.00 in January 2013 as part of the 2013 Private Placement.
On December 1, 2014, the Company entered into note purchase agreements with and issued convertible promissory notes in the principal amount of $1 million each to Joel Ackerman, the Company’s Chief Executive Officer, and Dr. Ronnie Morris, the Company’s President, to finance the operations of the Company. The transaction was approved by the Company’s audit committee.
The notes bore interest at 12% per annum and had an initial term of 90 days. The notes, including any accrued but unpaid interest, were convertible at the option of each noteholder: (a) upon the closing of any equity financing that occurred during the term of the notes, into the securities offered in the financing to other investors at a 5% discount to the price per share paid by other investors in the financing; and (b) upon the maturity date of the notes, into the Company’s common stock at the volume weighted average closing price of the common stock for the five trading days prior to such conversion.
On February 28, 2015, the Company entered into amendments to the convertible promissory notes issued on December 1, 2014. The amendments extended the maturity dates of the convertible promissory notes to April 1, 2015. The amendments were approved by the Company’s audit committee.
On March 11, 2015, the convertible promissory notes and accrued interest of $60,000 were converted into equity at a 5% discount as part of the 2015 Securities Purchase Agreement. The 5% discount was contingent up until the closing of the 2015 Securities Purchase Agreement at which time the 5% discount was converted to an amount of $100,000 and classified into equity along with the $60,000 accrued interest noted above.
On March 11, 2015, the Company entered into a Securities Purchase Agreement (the “2015 Securities Purchase Agreement”) with Battery Ventures IX, L.P. and Battery Investment Partners IX, LLC (collectively, “Battery”), New Enterprise Associates 14, Limited Partnership (“NEA”), Joel Ackerman, Chief Executive Officer and a director of the Company (“Ackerman”), Dr. Ronnie Morris, President and a director of the Company (“Morris”), Daniel Mendelson, a director of the Company (“Mendelson”) and certain other investors (collectively with Battery, NEA, Ackerman, Morris and Mendelson, the “Investors”), for the sale to the Investors of units, each unit consisting of one share of the Company’s Common Stock, par value $0.001 per share (the “Common Stock”) and a warrant to buy 0.55 shares of Common Stock at $5.76 per share (the “Warrants”), at a purchase price of $4.80 per unit, for an aggregate of $14,000,000. The Warrants expire five years after the closing date. Ackerman and Morris converted convertible promissory notes dated December 1, 2014 in the principal amounts of $1 million each, plus accrued interest, into the units at a 5% discount, pursuant to the terms of the convertible promissory notes.
The Company has accounted for the Common Stock for the March 2015 Private Placement as equity on the accompanying consolidated balance sheets for 2015. The amount allocated to common stock was $8.0 million. This allocation is equal to the total proceeds of $14 million less the amount allocated to warrants of $5.1 million and is also net of the direct and incremental costs associated with the 2015 Private Placement of $0.88 million. The Black Scholes pricing model was used to calculate the value of warrants relating to the 2015 Securities Purchase Agreement.
The Investors have the right to require the Company to repurchase the purchased shares (the “Put Option”) for cash for $4.80 per share upon a change of control or sale or exclusive license of substantially all of the Company’s assets only if approved by the Company’s board of directors. The Put Option will terminate upon the achievement of certain financial and other milestones.
The Investors have certain participation rights with respect to future financings of the Company. The Company covenanted to register the resale of the shares of Common Stock to be issued to the Investors and the shares of Common Stock issuable upon exercise of the Warrants pursuant to a 2015 Amended and Restated Registration Rights Agreement, to pay certain liquidated damages if the Company fails to file such registration statement by a certain deadline, and to have it declared effective by a certain deadline or keep it effective for a certain period of time. The Company has not accrued any liquidated damages associated with the Amended and Restated Registration Right Agreement as the Company has filed the required registration statement and anticipates continued compliance with the agreement.
The issuance of the shares of Common Stock resulted in the Company issuing an additional 188,704 shares of Common Stock to investors who purchased shares of Common Stock pursuant to a Securities Purchase Agreement dated as of March 24, 2011 (the “2011 Securities Purchase Agreement”) due to contractual antidilution provisions in that 2011 Securities Purchase Agreement. The Company also amended and restated the 2011 Securities Purchase Agreement to eliminate these antidilution provisions going forward, and conform aspects of the put option in that 2011 Securities Purchase Agreement to terms of the Put Option in the 2015 Securities Purchase Agreement. The Company also issued an additional 131,945 warrants to its investors under the antidilution provision of 2011 Warrant Agreements under the Securities Purchase Agreement. Concurrently its investors agreed on certain amendments of the warrants to eliminate the antidilution rights for future transactions, by extending the term of the warrants by one year, and adjusting the exercise price to $4.80 as an incentive to remove the antidulution rights. This resulted in a modification charge of $413,521.
The Company and its investors have amended and restated its Securities Purchase Agreement dated January 28, 2013 (the “2013 Securities Purchase Agreement”) to conform aspects of the put option in that 2013 Securities Purchase Agreement to the Put Option in the 2015 Securities Purchase Agreement. The Company issued an additional 100,750 warrants to investors under the antidilution provision of 2013 Warrant Agreements under the Securities Purchase Agreement. Concurrently its investors agree on certain amendments of these warrants to eliminate the antidilution rights for future transactions, by extending the term of the warrant by one year and adjusting the exercise price to $4.80 as an incentive to remove the antidilution rights. This resulted in a modification charge of $172,344.
On April 24, 2015, the Company filed an amendment to its Amended and Restated Certificate of Incorporation with the Secretary of State of the State of Delaware, which increased the total number of shares of common stock the Company is authorized to issue to 200,000,000 from 125,000,000.
The Company had accounted for the warrants issued in connection with the April 2011 Private Placement and January 2013 Private Placement as a liability based on the exercise price reset provisions described above. This liability, which was recorded at fair value on the accompanying consolidated balance sheets, totaled $1.6 million at the time of the close of the March 2015 Private Placement Agreement. Due to the amendments noted above, the liability has been reclassified to equity as shown in note 1 above. As of April 30, 2015 and 2014, the fair value of these warrants was nil and $2.01 million, respectively. The change in fair value of these warrants prior to the amendments noted above was recognized as other income (expense) on the Company’s consolidated statements of operations. The fair value of these warrants was calculated by the Monte Carlo simulation valuation method. Assumptions used to calculate the fair value of these warrants were as follows:

	Year Ended April 30,
	2015	2014
Expected term in years	1.1 – 4.9	1.9 – 3.7
Risk-free interest rates	0.5% – 1.76%	0.4% – 1.17%
Volatility	73% – 107%	95% – 113%
Dividend yield	0%	0%
The Company estimated the volatility based upon the applicable look-back periods or historical volatility observed for the Company. For the Risk-free rate the Company used the yield on a T-bill with maturity closest to the expected time to the warrant expiration.
In addition to the assumptions above, the Company also took into consideration the probability of the Company’s participation in another round of financing, the type of such financing and the range of the stock price for the financing at that time.